Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,579,656.79
Previously Paid Amount	5,742.15
Total Fee Amount	5,742.15
Total Offset Amount	0
Net Fee	$ 0
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A